Significant Accounting Policies and Use of Estimates (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Security deposit		$ 416,000
Other assets and the Intangible assets	$ 63,000	44,000
Accrued interest or penalties	0	0
Uncertain tax positions	$ 0	0
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Other assets and the Intangible assets		$ 167,000